Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated Other Comprehensive Loss [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance, April 1, 2023 (Pre-Split) at Mar. 31, 2023
Beginning balance, shares at Mar. 31, 2023	17,606
IfrsStatementLineItems [Line Items]
Balance, April 1, 2023 (After 1-for-20 reverse stock split)	$ 218,782	21,204	(4,325)	(159,616)	76,045	(650)	75,395
After 1-for-20 reverse stock split, shares	880
Share-based compensation expense		769			769		769
Shares issued under ATM	$ 632				632		632
Shares issued under ATM, shares	9
Share issuance costs	$ (19)				(19)		(19)
Shares issued or accrued for services	30				30		30
Net unrealized gain on investments			1,769		1,769		1,769
Net loss for period				(5,919)	(5,919)	(7)	(5,926)
Ending balance, value at Jun. 30, 2023	$ 219,425	21,973	(2,556)	(165,535)	73,307	(657)	72,650
Ending balance, shares at Jun. 30, 2023	889
Balance, April 1, 2023 (Pre-Split) at Mar. 31, 2024
Beginning balance, shares at Mar. 31, 2024	19,784
IfrsStatementLineItems [Line Items]
Balance, April 1, 2023 (After 1-for-20 reverse stock split)	$ 219,499	23,841		(239,318)	4,022	(693)	3,329
After 1-for-20 reverse stock split, shares	989
Share-based compensation expense		144			144		144
Pre-Funded warrants exercised	$ 1				1		1
Pre-Funded warrants exercised, shares	60
Net loss for period				(1,656)	(1,656)	(8)	(1,664)
Ending balance, value at Jun. 30, 2024	$ 219,500	$ 23,985		$ (240,974)	$ 2,511	$ (701)	$ 1,810
Ending balance, shares at Jun. 30, 2024	1,049